Risk Management (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Total ECL Allowance	$ 2,042	$ 723
Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total ECL Allowance	896,196	882,520
Collective [Member] | Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 32,671,515	$ 30,213,415
Total Individual, Percentage	100.00%	100.00%
Total ECL Allowance	$ 896,095	$ 882,414
Total ECL Allowance, Percentage	100.00%	100.00%
Collective [Member] | Credit Risk [Member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 29,014,636	$ 26,913,508
Total ECL Allowance	133,269	153,640
Collective [Member] | Credit Risk [Member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	1,995,733	1,796,790
Total ECL Allowance	121,261	124,114
Collective [Member] | Credit Risk [Member] | Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	1,634,146	1,503,116
Total ECL Allowance	641,565	603,660
Commerical Loans [Member] | Individual [Member] | Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 11,369,454	$ 10,950,550
Total Individual, Percentage	34.80%	36.24%
Total ECL Allowance	$ 248,095	$ 259,370
Total ECL Allowance, Percentage	27.69%	29.39%
Commerical Loans [Member] | Individual [Member] | Credit Risk [Member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 9,963,480	$ 9,695,837
Total ECL Allowance	21,540	30,189
Commerical Loans [Member] | Individual [Member] | Credit Risk [Member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	1,004,967	867,783
Total ECL Allowance	30,389	31,066
Commerical Loans [Member] | Individual [Member] | Credit Risk [Member] | Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	401,007	386,930
Total ECL Allowance	196,166	198,115
Commerical Loans [Member] | Collective [Member] | Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 4,492,871	$ 4,235,595
Total Individual, Percentage	13.75%	14.02%
Total ECL Allowance	$ 258,474	$ 247,432
Total ECL Allowance, Percentage	28.84%	28.04%
Commerical Loans [Member] | Collective [Member] | Credit Risk [Member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 3,839,143	$ 3,616,969
Total ECL Allowance	35,887	43,541
Commerical Loans [Member] | Collective [Member] | Credit Risk [Member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	240,100	232,472
Total ECL Allowance	25,555	24,574
Commerical Loans [Member] | Collective [Member] | Credit Risk [Member] | Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	413,628	386,154
Total ECL Allowance	197,032	179,317
Commerical Loans [Member] | A1 [Member] | Individual [Member] | Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 99,042	$ 29,998
Total Individual, Percentage	0.30%	0.10%
Total ECL Allowance	$ 2	$ 2
Total ECL Allowance, Percentage	0.00%	0.00%
Commerical Loans [Member] | A1 [Member] | Individual [Member] | Credit Risk [Member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 99,042	$ 29,998
Total ECL Allowance	2	2
Commerical Loans [Member] | A1 [Member] | Individual [Member] | Credit Risk [Member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual
Total ECL Allowance
Commerical Loans [Member] | A1 [Member] | Individual [Member] | Credit Risk [Member] | Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual
Total ECL Allowance
Commerical Loans [Member] | A2 [Member] | Individual [Member] | Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 907,696	$ 1,074,789
Total Individual, Percentage	2.78%	3.56%
Total ECL Allowance	$ 443	$ 525
Total ECL Allowance, Percentage	0.05%	0.06%
Commerical Loans [Member] | A2 [Member] | Individual [Member] | Credit Risk [Member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 907,659	$ 1,074,789
Total ECL Allowance	443	525
Commerical Loans [Member] | A2 [Member] | Individual [Member] | Credit Risk [Member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	37
Total ECL Allowance
Commerical Loans [Member] | A2 [Member] | Individual [Member] | Credit Risk [Member] | Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual
Total ECL Allowance
Commerical Loans [Member] | A3 [Member] | Individual [Member] | Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 2,419,051	$ 2,699,993
Total Individual, Percentage	7.41%	8.94%
Total ECL Allowance	$ 2,617	$ 2,526
Total ECL Allowance, Percentage	0.29%	0.29%
Commerical Loans [Member] | A3 [Member] | Individual [Member] | Credit Risk [Member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 2,418,990	$ 2,699,684
Total ECL Allowance	2,617	2,526
Commerical Loans [Member] | A3 [Member] | Individual [Member] | Credit Risk [Member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	61	309
Total ECL Allowance
Commerical Loans [Member] | A3 [Member] | Individual [Member] | Credit Risk [Member] | Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual
Total ECL Allowance
Commerical Loans [Member] | A4 [Member] | Individual [Member] | Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 3,269,855	$ 3,217,154
Total Individual, Percentage	10.01%	10.65%
Total ECL Allowance	$ 4,421	$ 9,188
Total ECL Allowance, Percentage	0.49%	1.04%
Commerical Loans [Member] | A4 [Member] | Individual [Member] | Credit Risk [Member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 3,262,671	$ 3,200,608
Total ECL Allowance	4,399	8,865
Commerical Loans [Member] | A4 [Member] | Individual [Member] | Credit Risk [Member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	7,184	16,546
Total ECL Allowance	22	323
Commerical Loans [Member] | A4 [Member] | Individual [Member] | Credit Risk [Member] | Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual
Total ECL Allowance
Commerical Loans [Member] | A5 [Member] | Individual [Member] | Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 2,210,880	$ 1,781,400
Total Individual, Percentage	6.77%	5.90%
Total ECL Allowance	$ 8,133	$ 11,749
Total ECL Allowance, Percentage	0.91%	1.33%
Commerical Loans [Member] | A5 [Member] | Individual [Member] | Credit Risk [Member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 2,188,717	$ 1,755,259
Total ECL Allowance	7,618	11,296
Commerical Loans [Member] | A5 [Member] | Individual [Member] | Credit Risk [Member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	22,163	26,141
Total ECL Allowance	515	453
Commerical Loans [Member] | A5 [Member] | Individual [Member] | Credit Risk [Member] | Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual
Total ECL Allowance
Commerical Loans [Member] | A6 [Member] | Individual [Member] | Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 1,134,045	$ 981,170
Total Individual, Percentage	3.47%	3.25%
Total ECL Allowance	$ 8,079	$ 9,188
Total ECL Allowance, Percentage	0.90%	1.04%
Commerical Loans [Member] | A6 [Member] | Individual [Member] | Credit Risk [Member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 1,086,401	$ 935,499
Total ECL Allowance	6,461	6,975
Commerical Loans [Member] | A6 [Member] | Individual [Member] | Credit Risk [Member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	47,157	45,671
Total ECL Allowance	1,410	2,213
Commerical Loans [Member] | A6 [Member] | Individual [Member] | Credit Risk [Member] | Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	487
Total ECL Allowance	208
Commerical Loans [Member] | B1 [Member] | Individual [Member] | Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 603,201	$ 495,102
Total Individual, Percentage	1.85%	1.64%
Total ECL Allowance	$ 12,641	$ 14,186
Total ECL Allowance, Percentage	1.41%	1.61%
Commerical Loans [Member] | B1 [Member] | Individual [Member] | Credit Risk [Member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual
Total ECL Allowance
Commerical Loans [Member] | B1 [Member] | Individual [Member] | Credit Risk [Member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	603,201	494,915
Total ECL Allowance	12,641	14,107
Commerical Loans [Member] | B1 [Member] | Individual [Member] | Credit Risk [Member] | Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual		187
Total ECL Allowance		79
Commerical Loans [Member] | B2 [Member] | Individual [Member] | Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 83,341	$ 82,111
Total Individual, Percentage	0.26%	0.27%
Total ECL Allowance	$ 3,978	$ 2,852
Total ECL Allowance, Percentage	0.44%	0.32%
Commerical Loans [Member] | B2 [Member] | Individual [Member] | Credit Risk [Member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual
Total ECL Allowance
Commerical Loans [Member] | B2 [Member] | Individual [Member] | Credit Risk [Member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	82,781	81,955
Total ECL Allowance	3,773	2,786
Commerical Loans [Member] | B2 [Member] | Individual [Member] | Credit Risk [Member] | Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	560	156
Total ECL Allowance	205	66
Commerical Loans [Member] | B3 [Member] | Individual [Member] | Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 85,851	$ 67,703
Total Individual, Percentage	0.26%	0.22%
Total ECL Allowance	$ 3,628	$ 4,074
Total ECL Allowance, Percentage	0.40%	0.46%
Commerical Loans [Member] | B3 [Member] | Individual [Member] | Credit Risk [Member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual
Total ECL Allowance
Commerical Loans [Member] | B3 [Member] | Individual [Member] | Credit Risk [Member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	85,034	67,089
Total ECL Allowance	3,367	3,841
Commerical Loans [Member] | B3 [Member] | Individual [Member] | Credit Risk [Member] | Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	817	614
Total ECL Allowance	261	233
Commerical Loans [Member] | B4 [Member] | Individual [Member] | Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 133,701	$ 93,133
Total Individual, Percentage	0.41%	0.31%
Total ECL Allowance	$ 25,995	$ 22,176
Total ECL Allowance, Percentage	2.90%	2.51%
Commerical Loans [Member] | B4 [Member] | Individual [Member] | Credit Risk [Member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual
Total ECL Allowance
Commerical Loans [Member] | B4 [Member] | Individual [Member] | Credit Risk [Member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	83,039	47,653
Total ECL Allowance	4,085	2,488
Commerical Loans [Member] | B4 [Member] | Individual [Member] | Credit Risk [Member] | Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	50,662	45,480
Total ECL Allowance	21,910	19,688
Commerical Loans [Member] | C1 [Member] | Individual [Member] | Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 158,437	$ 154,708
Total Individual, Percentage	0.48%	0.51%
Total ECL Allowance	$ 53,956	$ 50,695
Total ECL Allowance, Percentage	6.02%	5.75%
Commerical Loans [Member] | C1 [Member] | Individual [Member] | Credit Risk [Member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual
Total ECL Allowance
Commerical Loans [Member] | C1 [Member] | Individual [Member] | Credit Risk [Member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	45,433	46,383
Total ECL Allowance	3,516	2,548
Commerical Loans [Member] | C1 [Member] | Individual [Member] | Credit Risk [Member] | Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	113,004	108,325
Total ECL Allowance	50,440	48,147
Commerical Loans [Member] | C2 [Member] | Individual [Member] | Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 75,830	$ 54,924
Total Individual, Percentage	0.23%	0.18%
Total ECL Allowance	$ 75,830	$ 19,432
Total ECL Allowance, Percentage	3.25%	2.20%
Commerical Loans [Member] | C2 [Member] | Individual [Member] | Credit Risk [Member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual
Total ECL Allowance
Commerical Loans [Member] | C2 [Member] | Individual [Member] | Credit Risk [Member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	8,865	15,678
Total ECL Allowance	8,865	1,261
Commerical Loans [Member] | C2 [Member] | Individual [Member] | Credit Risk [Member] | Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	66,965	39,246
Total ECL Allowance	66,965	18,171
Commerical Loans [Member] | C3 [Member] | Individual [Member] | Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 48,601	$ 45,859
Total Individual, Percentage	0.15%	0.15%
Total ECL Allowance	$ 11,502	$ 11,536
Total ECL Allowance, Percentage	1.28%	1.31%
Commerical Loans [Member] | C3 [Member] | Individual [Member] | Credit Risk [Member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual
Total ECL Allowance
Commerical Loans [Member] | C3 [Member] | Individual [Member] | Credit Risk [Member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	15,762	19,655
Total ECL Allowance	221	733
Commerical Loans [Member] | C3 [Member] | Individual [Member] | Credit Risk [Member] | Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	32,839	26,204
Total ECL Allowance	11,281	10,803
Commerical Loans [Member] | C4 [Member] | Individual [Member] | Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 41,372	$ 36,005
Total Individual, Percentage	0.13%	0.12%
Total ECL Allowance	$ 20,209	$ 17,323
Total ECL Allowance, Percentage	2.26%	1.96%
Commerical Loans [Member] | C4 [Member] | Individual [Member] | Credit Risk [Member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual
Total ECL Allowance
Commerical Loans [Member] | C4 [Member] | Individual [Member] | Credit Risk [Member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	2,405	3,560
Total ECL Allowance	170	246
Commerical Loans [Member] | C4 [Member] | Individual [Member] | Credit Risk [Member] | Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	38,967	32,445
Total ECL Allowance	20,039	17,077
Commerical Loans [Member] | C5 [Member] | Individual [Member] | Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 44,904	$ 65,465
Total Individual, Percentage	0.14%	0.22%
Total ECL Allowance	$ 27,629	$ 40,573
Total ECL Allowance, Percentage	3.08%	4.60%
Commerical Loans [Member] | C5 [Member] | Individual [Member] | Credit Risk [Member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual
Total ECL Allowance
Commerical Loans [Member] | C5 [Member] | Individual [Member] | Credit Risk [Member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	847	703
Total ECL Allowance	43	32
Commerical Loans [Member] | C5 [Member] | Individual [Member] | Credit Risk [Member] | Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	44,057	64,762
Total ECL Allowance	27,586	40,541
Commerical Loans [Member] | C6 [Member] | Individual [Member] | Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 53,647	$ 71,036
Total Individual, Percentage	0.16%	0.22%
Total ECL Allowance	$ 35,744	$ 43,345
Total ECL Allowance, Percentage	3.99%	4.91%
Commerical Loans [Member] | C6 [Member] | Individual [Member] | Credit Risk [Member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual
Total ECL Allowance
Commerical Loans [Member] | C6 [Member] | Individual [Member] | Credit Risk [Member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	998	1,525
Total ECL Allowance	12	35
Commerical Loans [Member] | C6 [Member] | Individual [Member] | Credit Risk [Member] | Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	52,649	69,511
Total ECL Allowance	35,732	43,310
Residential Mortgage Loans [Member] | Collective [Member] | Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 11,262,995	$ 4,876,289
Total Individual, Percentage	34.47%	16.14%
Total ECL Allowance	$ 101,059	$ 284,342
Total ECL Allowance, Percentage	11.28%	32.23%
Residential Mortgage Loans [Member] | Collective [Member] | Credit Risk [Member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 10,275,966	$ 4,341,740
Total ECL Allowance	8,446	70,904
Residential Mortgage Loans [Member] | Collective [Member] | Credit Risk [Member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	457,948	249,039
Total ECL Allowance	14,509	54,372
Residential Mortgage Loans [Member] | Collective [Member] | Credit Risk [Member] | Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	529,081	285,510
Total ECL Allowance	78,104	159,066
Consumer Loans [Member] | Collective [Member] | Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 5,546,195	$ 10,150,981
Total Individual, Percentage	16.98%	33.60%
Total ECL Allowance	$ 288,467	$ 91,270
Total ECL Allowance, Percentage	32.19%	10.34%
Consumer Loans [Member] | Collective [Member] | Credit Risk [Member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 4,963,047	$ 9,258,962
Total ECL Allowance	67,396	9,006
Consumer Loans [Member] | Collective [Member] | Credit Risk [Member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	292,718	447,496
Total ECL Allowance	50,808	15,102
Consumer Loans [Member] | Collective [Member] | Credit Risk [Member] | Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	290,430	444,523
Total ECL Allowance	170,263	67,162
Subtotal [Member] | Collective [Member] | Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 21,302,061	$ 19,262,865
Total Individual, Percentage	65.20%	63.76%
Total ECL Allowance	$ 648,000	$ 623,044
Total ECL Allowance, Percentage	72.31%	70.61%
Subtotal [Member] | Collective [Member] | Credit Risk [Member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 19,078,156	$ 17,217,671
Total ECL Allowance	111,729	123,451
Subtotal [Member] | Collective [Member] | Credit Risk [Member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	990,766	929,007
Total ECL Allowance	90,872	94,048
Subtotal [Member] | Collective [Member] | Credit Risk [Member] | Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	1,233,139	1,116,187
Total ECL Allowance	$ 445,399	$ 405,545